Label	Element	Value
FRANKLIN DYNATECH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Franklin DynaTech Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 140 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 90 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.94%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund invests predominantly in common stock.

In pursuing these objectives, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States. Although the investment manager searches for investments across a large number of sectors, it expects to have significant positions in particular sectors including, for example, technology and health care.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2	35.05%
Worst Quarter:	2022, Q2	-24.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
FRANKLIN DYNATECH FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
FRANKLIN DYNATECH FUND | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
FRANKLIN DYNATECH FUND | Market
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

FRANKLIN DYNATECH FUND | Management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

FRANKLIN DYNATECH FUND | Growth Style Investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth Style Investing: Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. In addition, investment styles can go in and out of favor, which could cause additional volatility in the prices of the Fund’s portfolio holdings.

FRANKLIN DYNATECH FUND | Focus
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

FRANKLIN DYNATECH FUND | Technology companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Technology companies: Companies in the technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

FRANKLIN DYNATECH FUND | Healthcare companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Healthcare companies: The activities of healthcare companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Healthcare companies may also be affected by government policies on healthcare reimbursements, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the healthcare system through legislation.

FRANKLIN DYNATECH FUND | Small and Mid Capitalization Companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

FRANKLIN DYNATECH FUND | Foreign Securities (non-U.S.)
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

FRANKLIN DYNATECH FUND | Cybersecurity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

FRANKLIN DYNATECH FUND | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.54%
FRANKLIN DYNATECH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
1 Year	rr_AverageAnnualReturnYear01	33.36%
5 Years	rr_AverageAnnualReturnYear05	18.95%
10 Years	rr_AverageAnnualReturnYear10	16.77%
FRANKLIN DYNATECH FUND | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.52%
10 Years	rr_AverageAnnualReturnYear10	13.10%
FRANKLIN DYNATECH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 626
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	$ 1,474
Annual Return 2015	rr_AnnualReturn2015	8.46%
Annual Return 2016	rr_AnnualReturn2016	1.27%
Annual Return 2017	rr_AnnualReturn2017	39.31%
Annual Return 2018	rr_AnnualReturn2018	2.80%
Annual Return 2019	rr_AnnualReturn2019	36.38%
Annual Return 2020	rr_AnnualReturn2020	57.68%
Annual Return 2021	rr_AnnualReturn2021	12.58%
Annual Return 2022	rr_AnnualReturn2022	(40.30%)
Annual Return 2023	rr_AnnualReturn2023	44.42%
Annual Return 2024	rr_AnnualReturn2024	30.57%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.05%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	23.39%
5 Years	rr_AverageAnnualReturnYear05	13.56%
10 Years	rr_AverageAnnualReturnYear10	15.01%
FRANKLIN DYNATECH FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	23.40%
5 Years	rr_AverageAnnualReturnYear05	13.48%
10 Years	rr_AverageAnnualReturnYear10	14.68%
FRANKLIN DYNATECH FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	13.85%
5 Years	rr_AverageAnnualReturnYear05	10.88%
10 Years	rr_AverageAnnualReturnYear10	12.58%
FRANKLIN DYNATECH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	$ 257
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,632
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	487
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,632
1 Year	rr_AverageAnnualReturnYear01	28.60%
5 Years	rr_AverageAnnualReturnYear05	13.99%
10 Years	rr_AverageAnnualReturnYear10	14.80%
FRANKLIN DYNATECH FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	$ 1,271
1 Year	rr_AverageAnnualReturnYear01	30.25%
5 Years	rr_AverageAnnualReturnYear05	14.56%
10 Years	rr_AverageAnnualReturnYear10	15.38%
FRANKLIN DYNATECH FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
1 Year	rr_AverageAnnualReturnYear01	31.01%
5 Years	rr_AverageAnnualReturnYear05	15.25%
10 Years	rr_AverageAnnualReturnYear10	16.10%
FRANKLIN DYNATECH FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 678
1 Year	rr_AverageAnnualReturnYear01	30.90%
5 Years	rr_AverageAnnualReturnYear05	15.14%
10 Years	rr_AverageAnnualReturnYear10	15.96%

[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.